INCOME TAXES - Components of income tax expense (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Current tax expense (benefit):
Federal										$ 3,214	$ 5,044
State										1,278	1,079
Net operating loss carryforward										(14)	(14)
Current tax expense (benefit), total										4,478	6,109
Deferred tax expense (benefit):
Federal										(926)	1,523
State										(315)	(214)
Deferred tax expense (benefit), total	$ (185)									(1,241)	1,309
Income tax expense	$ 778	$ 975	$ 741	$ 843	$ 678	$ 4,498	$ 1,434	$ 639	$ 847	$ 3,237	$ 7,418